Document and Entity Information	May 09, 2022
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001854270
Document Type	8-K
Document Period End Date	May 09, 2022
Entity Registrant Name	DYNAMICS SPECIAL PURPOSE CORP.
Entity Incorporation State Country Code	DE
Entity File Number	001-40440
Entity Tax Identification Number	86-2437900
Entity Address, Address Line One	2875 El Camino Real
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94061
City Area Code	(408)
Local Phone Number	212-0200
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	DYNS
Entity Emerging Growth Company	true
Entity Ex Transition Period	false